Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,788,070
Previously Paid Amount	0.00
Total Fee Amount	1,075.53
Total Offset Amount	0.00
Net Fee	1,075.53
Narrative - Max Aggregate Offering Price	$ 7,788,070
Final Prospectus	true